WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)
WesMark Growth Fund (WMKGX)
WesMark Balanced Fund (WMBLX)
WesMark Government Bond Fund (WMBDX)
WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED AUGUST 26, 2019 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019

Effective as of August 20, 2019, Ms. Jennifer Roth replaced Ms. Deborah Ferdon as the WesMark Funds’ Chief Compliance Officer, due to her planned retirement. The Officers table under the “Management of the Funds” section of the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS
Name Age Address	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
David B. Ellwood Age: 62 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF EXECUTIVE OFFICER, PRESIDENT Began Serving: January 2013	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services.
Jennifer S. Roth Age: 44 WesMark Funds One Bank Plaza Wheeling, WV 26003	CHIEF COMPLIANCE OFFICER Began Serving: August 2019

Principal Occupations: Chief Compliance Officer of the WesMark Funds.

Previous Positions: Chief Compliance Officer/Compliance Manager, Global Alternative Investment Services, Inc., 2015 to August 2019; Chief Compliance Officer, Clark Securities, Inc., 2011 to 2015

Steven Kellas Age: 52 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF FINANCIAL OFFICER, TREASURER Began Serving: January 2013	Principal Occupation: Co-Portfolio Manager, Treasurer and Chief Financial Officer of the WesMark Funds; Senior Vice President, WesBanco Trust and Investment Services.

Scott Love Age: 42 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	VICE PRESIDENT Began Serving: February 2013	Principal Occupation: Co-Portfolio Manager and Vice President of the WesMark Funds; Senior Vice President, WesBanco Trust and Investment Services.
Todd P. Zerega Age: 44 700 13th Street, N.W. Washington, D.C. 20005	SECRETARY Began Serving: September 2004	Principal Occupations: Partner, Perkins Coie LLP. Previous Positions: Partner, Reed Smith LLP.
Karen Gilomen Age: 49 1290 Broadway, Suite 1100 Denver, CO 80203	ASSISTANT SECRETARY Began Serving: November 2016

Principal Occupation: Vice President, Senior Counsel, ALPS Fund Services, Inc.

Previous Positions: Vice President – General Counsel & Chief Compliance Officer, Monticello Associates, Inc., January 2010 – August 2016

Lori Anderson Age: 37 1290 Broadway, Suite 1100 Denver, CO 80203	ASSISTANT TREASURER Began Serving: May 2018

Principal Occupation: Fund Controller, ALPS Fund Services, Inc.

Previous Positions: Assistant Fund Controller, ALPS Fund Services, Inc., 2014-2018; Supervisor of Fund Accounting, ALPS Fund Services, Inc., 2011-2014; Supervisor of Fund Accounting, OppenheimerFunds, 2004-2011.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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